Annual Total Returns- Invesco Treasury Portfolio (Corporate) [BarChart] - Corporate - Invesco Treasury Portfolio - Corporate Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.02%	0.01%	0.03%	0.20%	0.73%	1.71%	2.04%	0.33%